Client funds on deposit and client funds payable - Summary of Client Funds on Deposit and Client Funds Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Client Funds On Deposit And Client Funds Payable [Abstract]
Client Funds On Deposit	$ 17,307	$ 13,288
Other receivables from clients	8,561	5,416
Client Funds on Deposit And Other Receivables	25,868	18,704
Loans and advances to customers	$ 25,868	$ 18,704